Dividends and other reserves - Schedule of dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Final dividend for the year ended 30 June 2021 of 44.59 pence per share (2020 - 42.47 pence)	£ 1,040	£ 992
Final dividend per share (in GBP per share)			£ 0.4459	£ 0.4247